UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q
              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-02351

Name of Fund:         Pacific American Income Shares
Fund Address:         100 Light Street
                      Baltimore, MD  21202

Name and address of agent for service:    Richard M. Wachterman, Esq.
                                          Legg Mason Wood Walker, Incorporated
                                          100 Light Street
                                          Baltimore, MD 21202

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  12/31/2004

Date of reporting period:  9/30/2004

Item 1 - Schedule of Investments

Portfolio of Investments

Pacific American Income Shares
September 30, 2004
(Amounts in Thousands) (Unaudited)

                                                                            Rate    Maturity Date       Shares/Par          Value
-----------------------------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 94.9%

Corporate Bonds and Notes -- 67.4%
Aerospace/Defense -- 2.3%
  Northrop Grumman Corporation                                               9.38%    10/15/2024       $2,000            $2,087
  Raytheon Company                                                           5.38%    04/01/2013          295               307/A/
  Raytheon Company                                                           6.40%    12/15/2018          610               664
  Systems 2001 Asset Trust                                                   6.66%    09/15/2013          502               558/B/
                                                                                                                 ---------------
                                                                                                                          3,616
                                                                                                                 ---------------

Auto Parts and Equipment -- 0.3%
  American Axle & Manufacturing Inc.                                         5.25%    02/11/2014          300               296
  Lear Corporation                                                           8.11%    05/15/2009          200               231
                                                                                                                 ---------------
                                                                                                                            527
                                                                                                                 ---------------

Automotive -- 1.9%
  Ford Motor Company                                                         7.45%    07/16/1931          190               186/A/
  Ford Motor Company                                                         8.90%    01/15/1932          730               819
  General Motors Corporation                                                 8.25%    07/15/2023          190               200
  General Motors Corporation                                                 8.38%    07/15/1933        1,620             1,720/A/
                                                                                                                 ---------------
                                                                                                                          2,925
                                                                                                                 ---------------

Banking and Finance -- 5.4%
  Boeing Capital Corporation                                                 5.80%    01/15/2013          500               536
  Ford Motor Credit Company                                                  6.50%    01/25/2007          790               837
  Ford Motor Credit Company                                                  7.38%    10/28/2009        1,190             1,304
  Ford Motor Credit Company                                                  7.25%    10/25/2011        1,380             1,493
  Ford Motor Credit Company                                                  7.00%    10/01/2013          580               613/A/
  Fuji Co., Ltd.                                                             9.87%    12/31/1949          620               728/B/
  General Motors Acceptance Corporation                                      6.13%    08/28/2007        1,050             1,106
  General Motors Acceptance Corporation                                      6.88%    09/15/2011        1,000             1,049
  SB Treasury Company LLC                                                    9.40%    12/29/1949          600               706/B,C/
                                                                                                                 ---------------
                                                                                                                          8,372
                                                                                                                 ---------------

Banks -- 2.7%
  Bank of America Corporation                                                7.40%    01/15/2011        1,075             1,253
  Bank of America Corporation                                                7.80%    09/15/2016          250               306
  BankAmerica Capital                                                        2.17%    01/15/2027          215               208/D/
  CBA Capital Trust I                                                        5.81%    12/31/1949        1,390             1,439/A,B/
  Chase Capital II                                                           2.19%    02/01/2027          725               685/D/
  UnionBanCal Corporation                                                    5.25%    12/16/2013          295               301
                                                                                                                 ---------------
                                                                                                                          4,192
                                                                                                                 ---------------

Building Materials -- 0.5%
  American Standard, Inc.                                                    8.25%    06/01/2009          500               575
  Nortek Holdings, Inc.                                                      8.50%    09/01/2014          225               236/B/
                                                                                                                 ---------------
                                                                                                                            811
                                                                                                                 ---------------

Cable -- 2.1%
  Comcast Corporation                                                        7.05%    03/15/1933          160               176
  Cox Communications, Inc.                                                   7.13%    10/01/2012        1,120             1,215
  CSC Holdings Inc.                                                          7.25%    07/15/2008          700               728
  CSC Holdings Inc.                                                          7.63%    07/15/2018          500               510
  TCI Communications, Inc.                                                   8.75%    08/01/2015          160               199
  Tele-Communications, Inc.                                                  9.80%    02/01/2012          375               478
                                                                                                                 ---------------
                                                                                                                          3,306
                                                                                                                 ---------------

Casino Resorts -- 0.4%
  Harrah's Operating Company, Inc.                                           5.50%    07/01/2010          340               351/B/
  Park Place Entertainment Corporation                                       8.13%    05/15/2011          250               289
                                                                                                                 ---------------
                                                                                                                            640
                                                                                                                 ---------------

Chemicals -- 1.5%
  FMC Corporation                                                           10.25%    11/01/2009          265               310
  The Dow Chemical Company                                                   6.00%    10/01/2012        1,000             1,080
  The Dow Chemical Company                                                   7.38%    11/01/2029          800               929
                                                                                                                 ---------------
                                                                                                                          2,319
                                                                                                                 ---------------

Computer Services and Systems -- 0.7%
  Electronic Data Systems Corporation                                        7.13%    10/15/2009          600               645/A/
  Electronic Data Systems Corporation                                        7.45%    10/15/2029          420               420/A/
                                                                                                                 ---------------
                                                                                                                          1,065
                                                                                                                 ---------------

Containers and Packaging -- 0.2%
  Graphic Packaging International Corp.                                      9.50%    08/15/2013          200               228
                                                                                                                 ---------------
Diversified Financial Services -- 0.8%
  Capital One Financial Corporation                                          8.75%    02/01/2007          350               391/A/
  Capital One Financial Corporation                                          7.13%    08/01/2008           90                99/A/
  CIT Group Inc.                                                             3.88%    11/03/2008            5                 5/A/
  CIT Group Inc.                                                             7.75%    04/02/2012          220               260
  IBJ Preferred Capital Corp. LLC                                            8.79%    12/29/1949          110               126/B/
  Wells Fargo & Company                                                      5.00%    11/15/2014          405               411
                                                                                                                 ---------------
                                                                                                                          1,292
                                                                                                                 ---------------

Diversified Services -- 0.3%
  SPX Corporation                                                            7.50%    01/01/2013          505               513
                                                                                                                 ---------------


Electric -- 2.2%
  AEP Texas Central Company                                                  5.50%    02/15/2013          420               437/A/
  American Electric Power Company, Inc.                                      5.25%    06/01/2015          490               492
  Dominion Resources, Inc.                                                   5.13%    12/15/2009          210               218/A/
  FirstEnergy Corp.                                                          6.45%    11/15/2011           60                66
  FirstEnergy Corp.                                                          7.38%    11/15/1931          350               393
  General Electric Company                                                   5.00%    02/01/2013          500               514
  Southern California Edison Company                                         8.00%    02/15/2007          375               415
  System Energy Resources, Inc.                                              4.88%    10/01/2007          380               390
  Tampa Electric Company                                                     6.38%    08/15/2012          145               158
  The AES Corporation                                                        9.50%    06/01/2009           39                44
  The Cleveland Electric Illuminating Company                                5.65%    12/15/2013          300               310
                                                                                                                 ---------------
                                                                                                                          3,437
                                                                                                                 ---------------

Energy -- 8.0%
  Alabama Power Company                                                      3.13%    05/01/2008          360               354
  Calpine Corporation                                                        8.50%    02/15/2011          228               146/A/
  Calpine Corporation                                                        8.75%    07/15/2013          280               211/A,B/
  Calpine Generating Co. LLC                                                11.50%    04/01/2011           20                17/B/
  CenterPoint Energy, Inc.                                                   6.85%    06/01/2015          750               811
  DTE Energy Company                                                         6.38%    04/15/1933          630               640
  Duke Energy Corporation                                                    5.63%    11/30/2012           70                73
  Exelon Corporation                                                         6.75%    05/01/2011        1,500             1,675
  MidAmerican Energy Holdings Company                                        5.88%    10/01/2012          500               528
  Pacific Gas and Electric Company                                           6.05%    03/01/1934        1,570             1,598
  Peabody Energy Corporation                                                 6.88%    03/15/2013          285               308
  Progress Energy, Inc.                                                      7.10%    03/01/2011          510               576
  Sempra Energy                                                              2.21%    05/21/2008          635               634/D/
  Sithe Independence Funding Corporation                                     9.00%    12/30/2013        1,500             1,701
  TXU Co.                                                                    6.38%    06/15/2006        1,500             1,577
  TXU Energy Co.                                                             2.38%    01/17/2006          270               271/B,D/
  TXU Energy Co.                                                             6.13%    03/15/2008          500               535
  TXU Energy Co.                                                             7.00%    03/15/2013          370               418
  Xcel Energy, Inc.                                                          7.00%    12/01/2010          350               396
                                                                                                                 ---------------
                                                                                                                         12,469
                                                                                                                 ---------------

Environmental Services -- 0.7%
  Allied Waste North America Incorporated                                    8.88%    04/01/2008          250               271
  Safety-Kleen Corp.                                                         9.25%    05/15/2009          346                19/E/
  Waste Management, Inc.                                                     7.38%    05/15/2029          715               822
                                                                                                                 ---------------
                                                                                                                          1,112
                                                                                                                 ---------------

Food, Beverage and Tobacco -- 3.2%
  Altria Group, Inc.                                                         6.38%    02/01/2006           75                77/A/
  Altria Group, Inc.                                                         7.00%    11/04/2013          985             1,028
  Altria Group, Inc.                                                         7.75%    01/15/2027           40                42
  Domino's, Inc.                                                             8.25%    07/01/2011          200               217
  Fosters Finance Corporation                                                4.88%    10/01/2014          240               238/B/
  Kraft Foods Inc.                                                           6.25%    06/01/2012           75                82
  Nabisco Incorporated                                                       7.55%    06/15/2015        1,250             1,495/A/
  R.J. Reynolds Tobacco Holdings, Inc.                                       7.25%    06/01/2012        1,360             1,333/A/
  Tyson Foods, Inc.                                                          7.00%    01/15/2028          500               530
                                                                                                                 ---------------
                                                                                                                          5,042
                                                                                                                 ---------------

Gas and Pipeline Utilities -- 2.5%
  CenterPoint Energy Resources Corp.                                         7.88%    04/01/2013          390               460
  Dynegy Holdings Inc.                                                       6.88%    04/01/2011        1,300             1,238/A/
  Dynegy Holdings Inc.                                                       8.75%    02/15/2012          735               765/A/
  The Williams Companies, Inc.                                               7.50%    01/15/1931          102               102
  The Williams Companies, Inc.                                               8.75%    03/15/1932        1,250             1,397
                                                                                                                 ---------------
                                                                                                                          3,962
                                                                                                                 ---------------

Health Care -- 1.0%
  Tenet Healthcare Corporation                                               7.38%    02/01/2013        1,410             1,325/A/
  Tenet Healthcare Corporation                                               6.88%    11/15/1931          250               198
                                                                                                                 ---------------
                                                                                                                          1,523
                                                                                                                 ---------------

Homebuilding -- 0.2%
  Centex Corporation                                                         5.13%    10/01/2013          160               159/A/
  Pulte Homes, Inc.                                                          6.25%    02/15/2013          145               155/A/
                                                                                                                 ---------------
                                                                                                                            314
                                                                                                                 ---------------

Insurance -- 0.8%
  Loews Corporation                                                          7.00%    10/15/2023        1,000             1,015
  Provident Companies, Inc.                                                  7.00%    07/15/2018          230               226/A/
                                                                                                                 ---------------
                                                                                                                          1,241
                                                                                                                 ---------------

Investment Banking/Brokerage -- 1.2%
  J.P. Morgan Capital Trust II                                               7.95%    02/01/2027          150               167
  J.P. Morgan Chase & Co.                                                    5.75%    01/02/2013          145               154
  J.P. Morgan Chase & Co.                                                    5.13%    09/15/2014          845               850
  The Goldman Sachs Group, Inc.                                              6.35%    02/15/1934          755               757
                                                                                                                 ---------------
                                                                                                                          1,928
                                                                                                                 ---------------

Lodging/Hotels -- 0.3%
  Hilton Hotels Corporation                                                  7.63%    12/01/2012          450               523/A/
                                                                                                                 ---------------


Machinery -- 0.4%
  Case New Holland Incorporated                                              9.25%    08/01/2011          275               308/B/
  Case New Holland Incorporated                                              9.25%    08/01/2011          200               224/B/
                                                                                                                 ---------------
                                                                                                                            532
                                                                                                                 ---------------

Media -- 3.2%
  AMFM Inc.                                                                  8.00%    11/01/2008          210               238
  AOL Time Warner Inc.                                                       6.15%    05/01/2007          450               478
  AOL Time Warner Inc.                                                       6.88%    05/01/2012          310               346
  AOL Time Warner Inc.                                                       7.70%    05/01/1932          670               779
  Liberty Media Corporation                                                  3.38%    09/17/2006        1,035             1,046/D/
  Liberty Media Corporation                                                  8.50%    07/15/2029          330               374/A/
  Liberty Media Corporation                                                  8.25%    02/01/1930          165               183/A/
  Readers Digest Association, Inc.                                           6.50%    03/01/2011          300               309
  Sinclair Broadcast Group, Inc.                                             8.75%    12/15/2011          210               228
  Time Warner Entertainment Company, L.P.                                    8.38%    07/15/1933          770               943
  Viacom Inc.                                                                5.63%    08/15/2012           90                94/A/
                                                                                                                 ---------------
                                                                                                                          5,018
                                                                                                                 ---------------

Medical Care Facilities -- 0.9%
  HCA Inc.                                                                   5.25%    11/06/2008          105               107
  HCA Inc.                                                                   7.88%    02/01/2011          250               283
  HCA Inc.                                                                   6.30%    10/01/2012          180               187
  HCA Inc.                                                                   5.75%    03/15/2014          395               391
  Health Care REIT, Inc.                                                     8.00%    09/12/2012          370               428
                                                                                                                 ---------------
                                                                                                                          1,396
                                                                                                                 ---------------

Oil and Gas -- 5.6%
  Amerada Hess Corporation                                                   7.30%    08/15/1931        1,440             1,570
  Conoco Inc.                                                                6.95%    04/15/2029           90               104
  ConocoPhillips                                                             4.75%    10/15/2012          250               254/A/
  Devon Energy Corporation                                                   7.95%    04/15/1932          350               434
  El Paso Corporation                                                        7.80%    08/01/1931        1,000               878
  Occidental Petroleum Corporation                                           6.75%    01/15/2012        2,000             2,267
  Ocean Energy Inc.                                                          4.38%    10/01/2007          430               439/A/
  Panhandle Eastern Pipe Line Company                                        4.80%    08/15/2008          445               456
  Sonat Inc.                                                                 7.63%    07/15/2011        1,000               985
  Valero Energy Corporation                                                  6.88%    04/15/2012          215               242
  Vintage Petroleum, Inc.                                                    7.88%    05/15/2011          250               268
  XTO Energy, Inc.                                                           6.25%    04/15/2013          830               909
                                                                                                                 ---------------
                                                                                                                          8,806
                                                                                                                 ---------------

Paper and Forest Products -- 1.8%
  Georgia Pacific Corp                                                       8.00%    01/15/2024          250               285
  Georgia-Pacific Corp                                                       9.50%    12/01/2011          325               402/A/
  International Paper Company                                                5.50%    01/15/2014          490               502
  MeadWestvaco Corporation                                                   6.85%    04/01/2012          415               462
  Weyerhaeuser Company                                                       6.75%    03/15/2012          580               650
  Weyerhaeuser Company                                                       7.38%    03/15/1932          390               448
                                                                                                                 ---------------
                                                                                                                          2,749
                                                                                                                 ---------------

Pharmaceuticals -- 0.3%
  Eli Lilly and Company                                                      6.00%    03/15/2012          400               441
                                                                                                                 ---------------


Photo Equipment and Supplies -- 0.5%
  Eastman Kodak Company                                                      3.63%    05/15/2008          375               368/A/
  Eastman Kodak Company                                                      7.25%    11/15/2013          345               380/A/
                                                                                                                 ---------------
                                                                                                                            748
                                                                                                                 ---------------

Real Estate -- 0.2%
  Forest City Enterprises, Inc.                                              7.63%    06/01/2015          225               236
  Socgen Real Estate Co. LLC                                                 7.64%    12/29/1949           80                89/B/
                                                                                                                 ---------------
                                                                                                                            325
                                                                                                                 ---------------

Retail -- 0.2%
  Toys "R" Us,  Inc.                                                         6.88%    08/01/2006          350               365/A/
                                                                                                                 ---------------


Special Purpose -- 11.2%
  Ahold Finance USA, Inc.                                                    8.25%    07/15/2010          355               400
  Conoco Funding Company                                                     6.35%    10/15/2011          420               469
  DaimlerChrysler NA Holding Corporation                                     2.34%    09/10/2007        1,570             1,572/D/
  DaimlerChrysler NA Holding Corporation                                     7.30%    01/15/2012          415               471
  DaimlerChrysler NA Holding Corporation                                     6.50%    11/15/2013          160               174
  Devon Financing Corporation ULC                                            6.88%    09/30/2011          520               587
  Duke Capital Corporation                                                   6.25%    02/15/2013        1,200             1,291/A/
  H.J. Heinz Finance Company                                                 6.00%    03/15/2012          300               327
  NiSource Finance Corp.                                                     3.20%    11/01/2006          375               374
  PNPP II Funding Corporation                                                9.12%    05/30/2016        2,457             2,900/A/
  Qwest Capital Funding, Inc.                                                7.25%    02/15/2011        2,000             1,785/A/
  Sprint Capital Corporation                                                 4.78%    08/17/2006          470               483/C/
  Sprint Capital Corporation                                                 8.38%    03/15/2012          200               242
  Sprint Capital Corporation                                                 8.75%    03/15/1932          910             1,155
  TCI Communications Financing III                                           9.65%    03/31/2027        3,000             3,513
  The Williams Companies, Inc. Credit Linked Certificates                    6.75%    04/15/2009        1,740             1,814/B/
                                                                                                                 ---------------
                                                                                                                         17,557
                                                                                                                 ---------------

Telecommunications -- 1.7%
  Citizens Communications Company                                            8.50%    05/15/2006          540               579
  Emmis Operating Company                                                    6.88%    05/15/2012          250               259
  L-3 Communications Corp.                                                   7.63%    06/15/2012          275               303
  Qwest Corporation                                                          6.88%    09/15/1933        1,000               843/A/
  SBC Communications Inc.                                                    5.88%    08/15/2012          260               278
  Verizon New York Inc.                                                      6.88%    04/01/2012          340               378/A/
                                                                                                                 ---------------
                                                                                                                          2,640
                                                                                                                 ---------------

Telecommunications (Cellular/Wireless) -- 1.3%
  AT&T Wireless Services Inc.                                                7.50%    05/01/2007          500               551
  AT&T Wireless Services Inc.                                                8.13%    05/01/2012           95               115
  AT&T Wireless Services Inc.                                                8.75%    03/01/1931          475               623
  Motorola, Inc.                                                             7.63%    11/15/2010          350               410/A/
  Nextel Communications, Inc.                                                7.38%    08/01/2015          365               392
                                                                                                                 ---------------
                                                                                                                          2,091
                                                                                                                 ---------------

Transportation -- 0.9%
  Continental Airlines, Inc.                                                 6.55%    02/02/2019           84                81
  Continental Airlines, Inc.                                                 7.26%    03/15/2020          250               247
  Delta Air Lines, Inc.                                                      7.57%    11/18/2010          160               144
  Delta Air Lines, Inc.                                                      6.42%    07/02/2012          400               406
  Delta Air Lines, Inc.                                                      6.72%    07/02/2024          302               310
  Northwest Airlines Corporation                                             7.58%    03/01/2019           85                85
  United Airlines, Inc.                                                      7.78%    01/01/2014          102                84/E/
                                                                                                                 ---------------
                                                                                                                          1,357
                                                                                                                 ---------------

Total Corporate Bonds and Notes (Identified Cost -- $100,188)                                                           105,382
-----------------------------------------------------------------------------------------------------------------------------------

Mortgage-Backed Securities -- 0.8%
Fixed Rate Securities -- 0.8%
  Glendale Federal Savings Bank 1978-A                                       9.13%    01/25/2008           11                11
  Nomura Asset Securities Corporation 1996-MD5                               7.12%    04/13/1939        1,170             1,239
                                                                                                                 ---------------
                                                                                                                          1,250
Total Mortgage-Backed Securities (Identified Cost -- $1,180)                                                              1,250
-----------------------------------------------------------------------------------------------------------------------------------

U.S. Government and Agency Obligations -- 0.2% Fixed Rate Securities -- 0.2%
  United States Treasury Bonds                                               5.38%    02/15/1931          300               322
                                                                                                                 ---------------

Total U.S. Government and Agency Obligations (Identified Cost -- $327)                                                      322
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 0.1% Fixed Rate Securities
-- 0.1%
  Fannie Mae                                                                 8.00%    04/25/2006           57                58
  Fannie Mae                                                                11.50%    11/01/2017           25                29
  Fannie Mae                                                                14.00%    02/01/2018           46                54
  Freddie Mac                                                               10.25%    05/01/2009           35                38
                                                                                                                 ---------------
                                                                                                                            179
                                                                                                                 ---------------

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost -- $166)                                           179
-----------------------------------------------------------------------------------------------------------------------------------

Yankee Bonds /F/ -- 26.4%
Banking and Finance -- 1.5%
  Corporacion Andina de Fomento                                              2.01%    01/26/2007          470               471/D/
  HBOS Capital Funding LP                                                    6.07%    06/30/1949          560               592/B/
  HBOS Treasury Services plc                                                 4.00%    09/15/2009          420               421/B/
  Mizuho Financial Group, Inc.                                               5.79%    04/15/2014          750               774/B/
                                                                                                                 ---------------
                                                                                                                          2,258
                                                                                                                 ---------------

Banks -- 2.3%
  ABN Amro Bank Nv                                                           4.65%    06/04/2018          580               546/A/
  HSBC Holdings plc                                                          5.25%    12/12/2012          970             1,006
  Korea Exchange Bank                                                       13.75%    06/30/2010        1,000             1,076/B,C/
  Royal Bank of Scotland Group plc                                           8.82%    03/31/1949        1,000             1,031
                                                                                                                 ---------------
                                                                                                                          3,659
                                                                                                                 ---------------

Cable -- 0.2%
  British Sky Broadcasting Group plc                                         6.88%    02/23/2009          330               365
                                                                                                                 ---------------


Diversified Financial Services -- 0.4%
  Encana Holdings Finance Corp                                               5.80%    05/01/2014          515               547
                                                                                                                 ---------------


Electric -- 0.5%
  Empresa Nacional de Electricidad S.A.                                      8.50%    04/01/2009          670               756/A/
                                                                                                                 ---------------


Foreign Governments -- 8.9%
  Federative Republic of Brazil                                             14.50%    10/15/2009          180               232
  Federative Republic of Brazil                                             12.00%    04/15/2010          210               250/A/
  Federative Republic of Brazil                                              2.13%    04/15/2012          169               157/D/
  Federative Republic of Brazil                                              2.13%    04/15/2012          264               244/D/
  Federative Republic of Brazil                                              8.00%    04/15/2014          305               302/A/
  Federative Republic of Brazil                                             11.00%    08/17/1940          340               381/A/
  Province of Manitoba                                                       9.50%    09/15/2018          730             1,071
  Quebec Province                                                            7.22%    07/22/1936          980             1,371/C/
  Republic of Bulgaria                                                       8.25%    01/15/2015           20                25/B/
  Republic of Bulgaria                                                       8.25%    01/15/2015          508               626
  Republic of Chile                                                          2.06%    01/28/2008          320               321/D/
  Republic of Colombia                                                      10.50%    07/09/2010          200               230/A/
  Republic of Colombia                                                      11.75%    02/25/2020          260               318/A/
  Republic of Panama                                                         9.63%    02/08/2011          170               195
  Republic of Panama                                                         9.38%    07/23/2012          110               125
  Republic of Panama                                                        10.75%    05/15/2020          100               120
  Republic of Panama                                                         9.38%    01/16/2023          110               120
  Republic of Peru                                                           5.00%    03/07/2017          463               426
  Republic of Peru                                                           8.75%    11/21/1933           90                89/A/
  Republic of South Africa                                                   7.38%    04/25/2012          250               282
  Republic of South Africa                                                   6.50%    06/02/2014          260               278/A/
  Russian Federation                                                         5.00%    03/31/1930        1,650             1,587/C/
  Russian Ministry of Finance                                                3.00%    05/14/2006           80                78
  United Mexican States                                                      8.38%    01/14/2011        1,460             1,712
  United Mexican States                                                     11.50%    05/15/2026        2,260             3,401/A/
                                                                                                                 ---------------
                                                                                                                         13,941
                                                                                                                    ---------------

Insurance -- 1.0%
  Axa                                                                        8.60%    12/15/1930          550               712
  Oil Insurance Ltd                                                          5.15%    08/15/1933          220               223/B/
  XL Capital plc                                                             6.50%    01/15/2012          500               549
                                                                                                                 ---------------
                                                                                                                          1,484
                                                                                                                    ---------------

Investment Banking/Brokerage -- 2.1%
  Credit Suisse First Boston, London                                         7.90%    05/29/1949        3,000             3,311/B/
                                                                                                                 ---------------


Manufacturing (Diversified) -- 1.2%
  Tyco International Group SA                                                6.38%    02/15/2006          300               314
  Tyco International Group SA                                                6.38%    10/15/2011        1,450             1,603
                                                                                                                 ---------------
                                                                                                                          1,917
                                                                                                                    ---------------

Oil and Gas -- 1.3%
  Gazprom                                                                    9.63%    03/01/2013           20                22
  Petrobras International Finance Company (PIFCO)                            9.75%    07/06/2011          345               402
  Petroliam Nasional Berhad                                                  7.13%    08/15/2005          150               154/B/
  Petroliam Nasional Berhad                                                  7.63%    10/15/2026        1,260             1,486/B/
                                                                                                                 ---------------
                                                                                                                          2,064
                                                                                                                 ---------------

Special Purpose -- 4.0%
  Aries Vermogensverwaltungs                                                 9.60%    10/25/2014          250               281/B/
  Deutsche Telekom International Finance BV                                  8.75%    06/15/1930        1,000             1,293
  Gaz Capital S.A.                                                           8.63%    04/28/1934           50                53/B/
  Gemstone Investors Limited                                                 7.71%    10/31/2004          375               375/B/
  HSBC Capital Funding LP                                                    4.61%    12/29/1949          780               749/A,B/
  Petrozuata Finance, Inc.                                                   8.22%    04/01/2017        3,205             3,157/B/
  UFJ Finance Aruba AEC                                                      6.75%    07/15/2013          355               394
                                                                                                                 ---------------
                                                                                                                          6,302
                                                                                                                 ---------------

Telecommunications -- 2.4%
  British Telecommunications plc                                             8.88%    12/15/1930          330               434
  France Telecom SA                                                          9.25%    03/01/1931        1,060             1,405
  INTELSAT                                                                   6.50%    11/01/2013          505               414
  Tele Norte Leste Participacoes S.A.                                        8.00%    12/18/2013          410               398/B/
  Telecom Italia S.p.A.                                                      5.25%    11/15/2013          750               764/B/
  Telecom Italia S.p.A.                                                      4.95%    09/30/2014           70                69/B/
  Telus Corporation                                                          7.50%    06/01/2007          250               274
                                                                                                                 ---------------
                                                                                                                          3,758
                                                                                                                 ---------------

Telecommunications (Cellular/Wireless) -- 0.2%
  Rogers Wireless Communications Inc.                                        6.38%    03/01/2014          300               276
                                                                                                                 ---------------


Utilities -- 0.4%
  United Utilities plc                                                       5.38%    02/01/2019          580               571
                                                                                                                 ---------------


Total Yankee Bonds (Identified Cost -- $37,769)                                                                           41,209
Total Long-Term Securities (Identified Cost -- $139,630)                                                                 148,342
-----------------------------------------------------------------------------------------------------------------------------------
Investment  of Proceeds from Securities Lending                                 16.0%
  State Street Navigator Securities Lending Prime Portfolio
Total Investment of Proceeds From Securities Lending
  (Identified Cost - $24,989)                                                                             24,989shs      $24,989
-----------------------------------------------------------------------------------------------------------------------------------

Short-Term Securities -- 3.8%
Repurchase Agreements -- 3.8%
  Deutsche Bank AG
  1.85%, dated 9/30/04, to be repurchased at $2,987 on
  10/1/04 (Collateral: $2,992 Fannie Mae notes, 4.61%,
  due 10/10/13, value $3,112)                                                                             $2,987           2,987

  Goldman, Sachs & Company
  1.85%, dated 9/30/04, to be repurchased at $2,900 on
  10/1/04 (Collateral: $2,750 Fannie Mae notes, 5.25%,
  due 3/15/11, value $2,969)                                                                               2,900           2,900
                                                                                                                    ---------------
Total Short-Term Securities (Identified Cost -- $5,887)                                                                    5,887
-----------------------------------------------------------------------------------------------------------------------------------

Total Investments -- 114.7%  (Identified Cost -- $170,506)                                                               179,218
Obligation to Return Collateral for Securities Loaned - (16.0%)                                                          (24,989)
Other Assets Less Liabilities -- 1.3%                                                                                      2,063
                                                                                                                  ---------------


Net Assets -- 100.0%                                                                                                   $156,292
-----------------------------------------------------------------------------------------------------------------------------------

/A/ All or a portion of these securities are on loan.
/B/ Rule 144a Security - A security purchased pursuant to Rule 144a under the
    Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 13.6% of net assets.
/C/ Stepped coupon security - A security with a predetermined schedule of interest or dividend rate changes.
/D/ Indexed Security - The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"). The coupon rates are the rates as of September 30, 2004.
/E/ Bond is in default at September 30, 2004.
/F/ Yankee Bond - A dollar-denominated bond issued in the U.S. by foreign entities.
Security Valuation
In valuing portfolio securities, securities listed or traded on a national securities exchange are valued at the last sales price. Each security traded in the over-the-counter market, including listed debt securities whose primary market is believed to be over-the-counter, is generally valued at the mean of the bid and asked prices at the time of computation. Prices are obtained from at least two dealers regularly making a market in the security, unless such prices can be obtained from only a single market maker. The difference between cost and market value is reflected separately as unrealized appreciation or depreciation of investments. Short-term securities are generally stated at cost plus interest earned, which approximates market value.

Securities Lending
The Company lends its securities to approved brokers to earn additional income and receives cash and U.S government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Company's lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. At September 30, 2004, the market value of the securities on loan to broker-dealers was $24,989, for which the Company received collateral of $25,549 in cash. Such collateral is in the possession of the Company's custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Company's schedule of investments. As with other extensions of credit, the Company may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific American Income Shares

By:  /s/ James W. Hirschmann
---------------------------------

James W. Hirschmann
President, Pacific American Income Shares
Date:  November 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James W. Hirschmann
-------------------------------

James W. Hirschmann
President, Pacific American Income Shares
Date:  November 22, 2004


By:  /s/ Marie K. Karpinski
----------------------------------

Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer,
Pacific American Income Shares
Date:  November 22, 2004